Investments in associates and joint ventures (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	$ 5,029
Investments in associates and joint ventures, ending balance	5,264
Transfer to assets held for sale	$ (151)
Anglo American Minerio De Ferro Brasil S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Business	Iron ore
Ownership interest in associates and joint ventures	15.00%
Investments in associates and joint ventures, beginning balance	$ 649
Equity results in income statement	23
Dividends declared
Translation adjustment
Fair value remeasurement
Other
Investments in associates and joint ventures, ending balance	$ 672
Alianca Geracao De Energia S. A. [Member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Business	Energy
Ownership interest in associates and joint ventures	30.00%
Investments in associates and joint ventures, beginning balance	$ 240
Equity results in income statement	9
Dividends declared	(13)
Other	6
Investments in associates and joint ventures, ending balance	$ 242
Alianca Norte Energia Participacoes S. A. [Member] | Energy 1 [Member]
IfrsStatementLineItems [Line Items]
Business	Energy
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 66
Equity results in income statement	(5)
Translation adjustment	4
Investments in associates and joint ventures, ending balance	$ 65
Companhia Coreano Brasileira De Pelotizacao [Member] | Pellets [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 88
Equity results in income statement	8
Translation adjustment	5
Investments in associates and joint ventures, ending balance	$ 101
Companhia Hispano Brasileira De Pelotizacao [Member] | Pellets 1 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.89%
Investments in associates and joint ventures, beginning balance	$ 44
Equity results in income statement	2
Dividends declared	(2)
Translation adjustment	4
Investments in associates and joint ventures, ending balance	$ 48
Companhia Italo Brasileira De Pelotizacao [Member] | Pellets 2 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.90%
Investments in associates and joint ventures, beginning balance	$ 75
Equity results in income statement	3
Translation adjustment	5
Other	2
Investments in associates and joint ventures, ending balance	$ 85
Companhia Nipo Brasileira De Pelotizacao [Member] | Pellets 3 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 157
Equity results in income statement	13
Translation adjustment	10
Other	5
Investments in associates and joint ventures, ending balance	$ 185
M R S Logisticaa S A [Member] | Logistics [Member]
IfrsStatementLineItems [Line Items]
Business	Logistics
Ownership interest in associates and joint ventures	49.01%
Investments in associates and joint ventures, beginning balance	$ 804
Equity results in income statement	49
Dividends declared	(34)
Translation adjustment	48
Investments in associates and joint ventures, ending balance	$ 867
Samarco Mineracao S A [Member] | Pellets 4 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.00%
V L I S A [Member] | Logistics 1 [Member]
IfrsStatementLineItems [Line Items]
Business	Logistics
Ownership interest in associates and joint ventures	29.60%
Investments in associates and joint ventures, beginning balance	$ 410
Equity results in income statement	20
Translation adjustment	25
Other	2
Investments in associates and joint ventures, ending balance	457
Other [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	60
Equity results in income statement	(4)
Translation adjustment	4
Fair value remeasurement	28
Other	2
Investments in associates and joint ventures, ending balance	$ 90
P T Vale Indonesia Tbk [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Business	Vale Base Metals
Ownership interest in associates and joint ventures	33.88%
Investments in associates and joint ventures, beginning balance	$ 1,842
Equity results in income statement	40
Dividends declared	(15)
Translation adjustment	(2)
Investments in associates and joint ventures, ending balance	$ 1,865
Vale Oman Distribution Center [Member] | Logistics 2 [Member]
IfrsStatementLineItems [Line Items]
Business	Logistics
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 594
Equity results in income statement	21
Dividends declared	(28)
Investments in associates and joint ventures, ending balance	587
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	5,029
Equity results in income statement	179
Dividends declared	(92)
Translation adjustment	103
Other	17
Investments in associates and joint ventures, ending balance	5,264
Transfer to assets held for sale	28
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	(43)
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	$ 136